Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents	$ 13,367	$ 21,496
Restricted cash	20,460	19,700
Convertible notes	64,343
Total	98,170	41,196
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents	13,367	21,496
Restricted cash	20,460	19,700
Convertible notes
Total	33,827	41,196
Significant Other Observable Inputs (Level 2) [Member]
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents
Restricted cash
Convertible notes
Total
Significant Unobservable Inputs (Level 3) [Member]
Fair Value Measurement (Details) - Schedule of fair value measurements of group’s assets and liabilities of recurring basis [Line Items]
Cash and cash equivalents
Restricted cash
Convertible notes	64,343
Total	$ 64,343